Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2011
Hatteras Alpha Hedged Strategies Fund (Prospectus Summary): | Hatteras Alpha Hedged Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hatteras Alpha Hedged Strategies Fund
Supplement Text	ck0001171324_SupplementTextBlock

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

Hatteras Long / Short Equity Fund

Hatteras Long / Short Debt Fund

 (the “Funds”)

Each a series of Hatteras Alternative Mutual Funds Trust

Class A Shares

June 7, 2011

Supplement to the Prospectus and

Statement of Additional Information (“SAI”)

dated April 30, 2011

Effective immediately, the Funds’ Class A shares are eliminating their 0.25% shareholder servicing fee and replacing it with a 0.25% Rule 12b-1 fee.  This change results in no increase in a Fund’s Total Annual Fund Operating Expenses.  Accordingly, the “Annual Fund Operating Expenses” table for each Fund’s Class A shares is deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Hatteras Alpha Hedged Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.23%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Operating Services Fee	rr_Component2OtherExpensesOverAssets	1.35%	[1]
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.73%

[1]	The Operating Services Fee has been restated to reflect current fees.